SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL (Details 2)
Risk-free interest rate	0.50%	0.85%
Expected life (years)	2 years	2 years 4 months 20 days
Expected volatility	63.09%	68.36%
Expected dividend yield	0.00%	0.00%